Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Debt securities, available for sale, allowance for credit losses	$ 9	$ 14
Debt securities, available for sale, amortized cost	49,132	54,052
Mortgage loans, allowance for credit loss	94	179
Policy loans, fair value under fair value option	3,467	3,454
Reinsurance recoverable, allowance for credit losses	12	13
Funds withheld payable under reinsurance treaties, fair value under fair value option	3,639	3,627
Accumulated other comprehensive income, tax expense	$ 194	$ 762
Class A common stock
Common stock, par value (in usd per share)	$ 1.15	$ 1.15
Common stock, authorized (in shares)	50,000	50,000
Common stock, issued (in shares)	12,000
Common stock, outstanding (in shares)	12,000